Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Damages Settle Civil Admin Claims C S A	$ 7.9